INVESTMENT AND OTHER INCOME (LOSS)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
INVESTMENT AND OTHER INCOME (LOSS) [Text Block]
8. INVESTMENT AND OTHER (LOSS) INCOME

The Company’s investment and other (loss) income are comprised of the following:

	Year Ended December 31,
	2017	2016
(Loss) gain from investment in marketable securities (Note 13 )	($2,600)	$6,281
Gain from investment in silver futures derivatives	1,206	—
Interest income and other	1,360	183
Loss from fair value adjustment of prepayment facilities	—	(1,255)
	($34)	$5,209